Angela M. Bandi
Associate Counsel

Law & Regulation

April 5, 2007

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Allstate Financial Advisors Separate Account I (“Registrant”)

    Allstate Life Insurance Company (“Depositor”)

    Initial Form N-4 Registration Statement under the Securities Act and

    Amendment No. 70 under the Investment Company Act

    (File Nos. 333-             and 811-09327; CIK No. 0001085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”). The Registration Statement also constitutes amendment no. 70 under the Investment Company Act.

To facilitate the Commission staff’s (“staff”) consideration of the Amendment, we set forth the information below.

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering an individual flexible premium deferred variable annuity contract and related riders (the “Contract”) that will be issued by the Depositor, and sold through certain financial institutions that have selling agreements with the Depositor.

The Contract is designed by, and will be reinsured and administered by, The Prudential Insurance Company of America (“Prudential”), pursuant to an indemnity reinsurance agreement and an administrative services agreement with the Depositor.

The Contract, which will be marketed as the Allstate RetirementAccess Variable Annuity, will be available in one of three different series: B Series, L Series, or X Series, which differ by price and charge structure. The Contract offers a full range of variable investment options, death benefits, living benefits, and annuity options, and is fully described in the Prospectus and Statement of Additional Information included in the Registration Statement. The Contract is substantially similar to a variable annuity issued by Pruco Life Insurance Company, a subsidiary of Prudential, described in the currently effective Prospectus and Statement of Additional Information included in the Form N-4 Registration Statement of Pruco Life Flexible Premium Variable Annuity Account (File No. 333-130989).

Allstate Life Insurance Company

3100 Sanders Road, Suite J5B   Northbrook, IL 60062   Phone 847.402.9237   Fax 847.402.3781   Email Angela.Bandi@allstate.com

Securities and Exchange Commission

April 5, 2007

As soon as practicable prior to the effective date of the Registration Statement, Registrant will file a pre-effective amendment to the Registration Statement to include:

•	updated Portfolio expense table information;

•	year-end, audited financial statements of Allstate Life Insurance Company and the Allstate Financial Advisors Separate Account I;

•	any exhibits required by Form N-4 that have not yet been filed; and

•	any disclosure changes made in response to Commission staff comments.

2.   Timetable for Effectiveness

We would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective by July 1, 2007, so that we may commence printing the prospectus for delivery to our distribution channel shortly thereafter, in keeping with a July 9, 2007 launch date.

At the appropriate time, Registrant will orally request acceleration of the effectiveness of the Amendment pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter have authorized their counsel to state on their behalf that they are aware of their obligations under the Securities Act.

We appreciate your review of the Registration Statement and look forward to your comments, which may be directed to my attention. If you have any questions, please do not hesitate to call me at 847/402-9237. Thank you.

Very truly yours,

/s/ ANGELA M. BANDI ----------------------------
Angela M. Bandi

Enclosure

cc:	Thomas S. Clark, Esq.

    Prudential Financial